Income taxes - Additional information (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2018 HKD ($)	Jun. 30, 2019 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%		16.50%
Withholding Tax Rate	10.00%
Adjustments for undistributed profits of associates	¥ 1,425,882	¥ 1,080,372
Deferred tax assets	¥ 859	568		¥ 0
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.50%		8.25%
Adjustments for undistributed profits of associates | $			$ 2
Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	17.00%
China [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
China [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward amounts	¥ 36,861
Unused tax losses expiration on June 30 2021		15,327
Unused tax losses expiration on June 30 2023	3,501	3,501
Unused tax losses expiration on June 30 2024	6,079	6,994
Unused tax losses expiration on June 30 2025	6,915	¥ 9,924
Deferred tax assets	¥ 20,496